Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

14. Subsequent Events

(a) Filing with the SEC of a shelf registration statement on Form F-3: On January 26, 2017, the Company filed with the SEC a shelf registration statement on Form F-3. The shelf registration statement, when declared effective, will give the Company the ability to offer and sell, within a 3 year period, up to $250,000 of its securities consisting of common shares, including related preferred stock purchase rights, preferred shares, debt securities, warrants, purchase contracts, rights and units. The Company may offer and sell such securities from time to time and through one or more methods of distribution, subject to market conditions and the Company's capital needs.

(b) Equity Incentive Plan: On February 9, 2017, the Company's Board of Directors approved an award of restricted common stock with value $380 to the executive management and the non-executive directors, pursuant to the Company's equity incentive plan. The award will be granted on February 9, 2018 and the exact number of shares for the grantees will be defined based on the share closing price of February 9, 2018. One third of the shares will vest on the grant date and the remainder will vest ratably over two years from the grant date.